PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2022
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of Prepaid expenses and other current assets
	June 30,	December 31
	2022	2021
	(Unaudited)
Other receivable (1)	$112,094	$108,129
Prepaid expenses and other (2)	33,891	67,827
Prepaid expenses and other assets	$145,985	$175,956